Property and Equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property and Equipment

Note 2 – Property and Equipment

Property and equipment as at December 31, 2011 and 2010 consisted of the following:

	2011	2010
Computer equipment	$54,124	$52,930

Less: Accumulated depreciation	(53,183)	(52,930)
Net Fixed Assets	$941	$0

Depreciation expense for the years ended December 31, 2011 and 2010 was $253 and $0, respectively.